UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-07583
                                   ------------------------------------

                            HSBC ADVISOR FUNDS TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      452 FIFTH AVENUE, NEW YORK, NY 10018
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

     CITI FUND SERVICES OHIO, INC., 3435 STELZER ROAD, COLUMBUS, OHIO 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-782-8183

Date of fiscal year end: October 31

Date of reporting period: January 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

HSBC INVESTOR CORE PLUS FIXED INCOME FUND (ADVISOR SHARES)
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2008
(UNAUDITED)

                                                                       VALUE($)
                                                                       --------
INVESTMENT IN AFFILIATED INVESTMENT COMPANY (100.2%)

HSBC Investor Core Plus Fixed Income Portfolio                        74,246,422
                                                                      ----------

TOTAL INVESTMENTS-  100.2%                                            74,246,422
                                                                      ==========

-------------
Percentages indicated are based on net assets of $74,126,908.


See notes to schedules of portfolio investments.

HSBC INVESTOR INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2008
(UNAUDITED)

                                                                       VALUE($)
                                                                     -----------
INVESTMENT IN AFFILIATED INVESTMENT COMPANY (99.9%)

HSBC Investor International Equity Portfolio                         307,555,389
                                                                     -----------

TOTAL INVESTMENTS- 99.9%                                             307,555,389
                                                                     ===========
-------------
Percentages indicated are based on net assets of $307,842,847.


See notes to schedules of portfolio investments.

HSBC INVESTOR OPPORTUNITY FUND (ADVISOR SHARES)
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2008
(UNAUDITED)

                                                                       VALUE($)
                                                                       --------
INVESTMENT IN AFFILIATED INVESTMENT COMPANY (100.0%)

HSBC Investor Opportunity Portfolio                                  144,578,680
                                                                     -----------

TOTAL INVESTMENTS- 100.0%                                            144,578,680
                                                                     ===========
-------------
Percentages indicated are based on net assets of $144,528,307.


See notes to schedules of portfolio investments.

HSBC INVESTOR CORE PLUS FIXED INCOME PORTFOLIO
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2008
(UNAUDITED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                         AMOUNT ($)   VALUE ($)
                                                         ----------   ----------
U.S. GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS - 41.0%
Federal Home Loan Mortgage Corp. - 5.7%
  Pool #G12317, 5.50%, 8/1/21                             1,102,335    1,128,315
  Pool #C00368, 8.50%, 10/1/24                               25,413       28,172
  Pool #D62926, 6.50%, 8/1/25                                19,560       20,537
  Pool #C80387, 6.50%, 4/1/26                                26,974       28,324
  Pool #C00922, 8.00%, 2/1/30                               162,805      177,114
  Pool #C54447, 7.00%, 7/1/31                                32,666       34,770
  Pool #G01317, 7.00%, 10/1/31                              132,425      140,955
  Pool #C60712, 6.50%, 11/1/31                              525,840      549,579
  Pool #847557, 6.28%, 7/1/34 (a)(b)                        889,206      906,492
  Pool #1B2655, 6.18%, 12/1/34 (a)(b)                       710,014      716,239
  Pool #1J1313, 6.40%, 6/1/36 (a)                         1,374,699    1,411,359
  Pool #G02981, 6.00%, 6/1/37                             1,147,831    1,177,018
                                                                      ----------
                                                                       6,318,874
                                                                      ----------
Federal National Mortgage Association - 21.3%
  Pool #398958, 6.50%, 10/1/12                               49,396       51,658
  Pool #781922, 5.00%, 2/1/21                             2,260,889    2,292,014
  Pool #329655, 7.00%, 11/1/25                               38,446       41,069
  Pool #329530, 7.00%, 12/1/25                               80,749       86,259
  Pool #535332, 8.50%, 4/1/30                                38,187       42,163
  Pool #548965, 8.50%, 7/1/30                                43,719       48,285
  Pool #535440, 8.50%, 8/1/30                                43,051       47,546
  Pool #253438, 8.50%, 9/1/30                                36,633       40,459
  Pool #568486, 7.00%, 1/1/31                                38,793       41,463
  Pool #573752, 8.50%, 2/1/31                                32,155       35,513
  Pool #575328, 6.50%, 4/1/31                                49,205       51,375
  Pool #356905, 7.14%, 10/1/36 (a)                          165,327      169,632
  Pool #922090, 5.91%, 3/1/37                             1,963,386    2,018,686
  Pool #256723, 6.50%, 5/1/37                             1,124,188    1,167,089
TBA February
  5.00%, 2/15/37                                          1,000,000      995,625
  5.50%, 2/15/37                                         11,360,000   11,509,100
  6.00%, 2/15/37                                          4,800,000    4,924,502
                                                                      ----------
                                                                      23,562,438
                                                                      ----------
Government National Mortgage Association - 1.2%
  Pool #346406, 7.50%, 2/15/23                               44,775       48,312
  Pool #412530, 7.50%, 12/15/25                              71,227       76,957
  Pool #781300, 7.00%, 6/15/31                              126,429      135,428
  TBA February, 6.00%, 2/15/37                            1,080,000    1,115,100
                                                                      ----------
                                                                       1,375,797
                                                                      ----------
U.S. Treasury Notes - 12.8%
  4.75%, 2/28/09                                          1,750,000    1,798,125
  3.88%, 5/15/09                                          1,500,000    1,532,226
  3.13%, 11/30/09                                         1,500,000    1,525,664
  4.75%, 1/31/12                                          1,480,000    1,600,365
  4.13%, 8/31/12                                          2,270,000    2,401,413
  3.63%, 12/31/12                                           425,000      440,838
  4.75%, 8/15/17                                          1,445,000    1,573,018
  4.25%, 11/15/17                                         2,685,000    2,819,669
  6.38%, 8/15/27                                            350,000      442,394
                                                                      ----------
                                                                      14,133,712
                                                                      ----------

TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(COST $44,612,074)                                                    45,390,821
                                                                      ----------
CORPORATE OBLIGATIONS - 32.8%
AGRICULTURAL CHEMICALS - 0.6%
Cargill, Inc., 5.60%, 9/15/12                               600,000      616,862
                                                                      ----------
                                                                         616,862
                                                                      ----------
AUTO MANUFACTURERS - 0.4%
General Motors, 8.25%, 7/15/23                              550,000      440,000
                                                                      ----------
                                                                         440,000
                                                                      ----------
BANKING - 3.3%
American Express Centurion Bank,
  5.95%, 6/12/17                                            700,000      710,373
Wachovia Corp., 5.75%, 2/1/18                               650,000      651,464
Washington Mutual Bank NV, 5.14%,
  6/16/10 (a)                                               750,000      682,685
Washington Mutual Bank NV, 5.08%,
  2/4/11 (a)                                                400,000      364,134
Washington Mutual Bank NV, 5.39%,
  9/17/12 (a)                                               500,000      421,461
Wells Fargo & Co., 4.38%, 1/31/13                           825,000      824,778
                                                                      ----------
                                                                       3,654,895
                                                                      ----------

BUILDING & CONSTRUCTION PRODUCTS - 1.9%
Martin Marietta Materials, Inc.,
  5.13%, 4/30/10 (a)                                        600,000      594,029
Masco Corp., 5.43%, 3/12/10 (a)(b)                          550,000      526,899
USG Corp., 7.75%, 1/15/18                                 1,000,000      959,920
                                                                      ----------
                                                                       2,080,848
                                                                      ----------
COMPUTERS - 0.9%
IBM Corp., 5.70%, 9/14/17                                   950,000      997,972
                                                                      ----------
                                                                         997,972
                                                                      ----------
CONSUMER PRODUCTS - 0.8%
Clorox Co. (The), 5.45%, 10/15/12                           900,000      921,974
                                                                      ----------
                                                                         921,974
                                                                      ----------
ELECTRIC - 4.8%
Commonwealth Edison Co., 6.45%,
  1/15/38                                                   700,000      699,780
MidAmerican Energy Co., 5.95%,
  7/15/17                                                 2,900,000    3,059,262
Progress Energy, Inc., 5.28%,
  11/14/08, Callable 2/14/08 @
  100 (a)(b)                                              1,000,000      999,116
Puget Sound Energy, Inc., 6.97%,
  6/1/67, Callable 6/1/17 @ 100                             600,000      556,494
                                                                      ----------
                                                                       5,314,652
                                                                      ----------
FINANCE - 3.3%
Ford Motor Credit Co., LLC, 9.75%,
  9/15/10                                                 1,550,000    1,497,119
Ford Motor Credit Co., LLC, 7.25%,
  10/25/11                                                  150,000      133,177
JP Morgan Chase & Co., 6.00%,
  1/15/18                                                   350,000      363,231

Preferred Term Securities Ltd.,
  8.79%, 9/15/30, Callable
  9/15/10 @ 104                                             787,500      866,643
XTRA Finance Corp., 5.15%, 4/1/17                           750,000      767,263
                                                                      ----------
                                                                       3,627,433
                                                                      ----------
HOSPITALS - 1.1%
Covidien International Finance SA,
  5.45%, 10/15/12                                           550,000      570,509
HCA, Inc., 5.75%, 3/15/14                                   750,000      633,750
                                                                      ----------
                                                                       1,204,259
                                                                      ----------
MEDIA - 0.5%
News America Holdings, 7.90%,
  12/1/95                                                   500,000      544,661
                                                                      ----------
                                                                         544,661
                                                                      ----------
MEDICAL - 0.9%
AstraZeneca plc, 5.90%, 9/15/17                           1,000,000    1,058,877
                                                                      ----------
                                                                       1,058,877
                                                                      ----------
OFFICE EQUIPMENT & SERVICES - 0.5%
Xerox Corp., 5.72%, 12/18/09 (a)(b)                         550,000      538,229
                                                                      ----------
                                                                         538,229
                                                                      ----------
RETAIL - 5.2%
Home Depot, Inc., 5.88%, 12/16/36                         2,700,000    2,253,207
Kohl's Corp., 6.25%, 12/15/17                             1,100,000    1,092,388
Wal-Mart Stores, Inc., 5.88%,
  4/5/27                                                    900,000      886,195
Wal-Mart Stores, Inc., 6.50%,
  8/15/37                                                 1,500,000    1,573,167
                                                                      ----------
                                                                       5,804,957
                                                                      ----------
TELECOMMUNICATIONS - 3.3%
AOL Time Warner, Inc., 7.70%,
  5/1/32                                                  1,150,000    1,249,935
AT&T, Inc., 5.50%, 2/1/18                                   750,000      752,509
BellSouth Telecommunications,
  7.00%, 12/1/95                                            700,000      716,027
Time Warner Entertainment Co.,
  8.38%, 3/15/23                                            800,000      918,400
                                                                      ----------
                                                                       3,636,871
                                                                      ----------
TRANSPORTATION - 5.3%
American Airlines, Inc., 6.98%,
  4/1/11                                                    530,195      524,893
American Airlines, Inc., 7.86%,
  10/1/11                                                 1,250,000    1,287,500
Burlington North Santa Fe, 5.65%,
  5/1/17                                                    600,000      606,827
Burlington North Santa Fe, 7.57%,
  1/2/21                                                    280,926      314,578
Continental Airlines, Inc., 5.98%,
  4/19/22                                                   750,000      685,099
Union Pacific Corp., 5.75%,
  11/15/17                                                1,200,000    1,209,699

Union Pacific Corp., 6.85%, 1/2/19                        1,104,592    1,222,562
                                                                      ----------
                                                                       5,851,158
                                                                      ----------

TOTAL CORPORATE OBLIGATIONS
(COST $36,217,948)                                                    36,293,648
                                                                      ----------
ASSET BACKED SECURITIES - 7.5%
Americredit Automobile Receivables
  Trust, Series 2005-CF, Class
  A3, 4.47%, 5/6/10 (b)                                     425,223      426,289
Asset Backed Funding Certificates,
  Series 2003-AHL1, Class A1,
  3.68%, 3/25/33                                            738,743      740,399
Cairn Mezzanine plc, Series
  2007-3A, Class B1, 5.79%,
  8/13/47 (a)                                               905,000      135,750
Citigroup Mortgage Loan Trust,
  Inc., Series 2005-WF2, Class
  AF2, 4.92%, 8/25/35                                         3,458        3,452
Countrywide Asset-Backed
  Certificates, Series 2006-S4,
  Class A3, 5.80%, 7/25/34                                1,060,000      869,849
Dominos Pizza Master Issuer LLC,
  Series 2007-1, Class A2, 5.26%,
  4/25/37                                                 1,200,000    1,215,875
Duane Street CLO, Series 2007-4A,
  Class C, 5.87%, 11/14/21 (a)                              850,000      755,480
GE Business Loan Trust, Series
  2006-2A, Class A, 4.42%,
  11/15/34 (a)(b)                                         1,445,166    1,369,937
GE Equipment Small Ticket LLC,
  Series 2005-2A, Class A3,
  4.88%, 10/22/09 (b)                                     1,055,709    1,062,324
GMAC Mortgage Corp., Loan Trust,
  Series 2006-HE3, Class A3,
  5.81%, 10/25/36                                           900,000      646,295
Preferred Term Securities XXII
  Ltd., 5.33%, 9/22/36, Callable
  6/22/11 @ 100 (a)(b)                                    1,092,540    1,043,922
                                                                      ----------

TOTAL ASSET BACKED SECURITIES
(COST $9,523,340)                                                      8,269,572
                                                                      ----------
COLLATERALIZED MORTGAGE OBLIGATIONS - 9.0%
Banc of America Mortgage
  Securities, Series 2005-D,
  Class 2A4, 4.78%, 5/25/35 (a)                           1,100,000    1,112,864
Deutsche Mortgage Securities,
  Inc., Series 2006-WF1, Class
  1A1, 5.08%, 6/26/35 (a)                                 1,095,925    1,095,406
Fannie Mae IO, Series 270, Class
  2, 8.50%, 9/1/23 (c)                                       43,375       10,558
Fannie Mae IO, Series 296, Class
  2, 8.00%, 4/1/24 (c)                                       52,063       11,464
Fannie Mae IO, Series 2000-16,
  Class PS, 5.22%, 10/25/29
  (a)(c)                                                     32,532        1,502
Fannie Mae IO, Series 2000-32,
  Class SV, 4.61%, 3/18/30 (a)(c)                             4,530           51
Fannie Mae IO, Series 306, Class
  IO, 8.00%, 5/1/30 (c)                                      58,562       13,425

Fannie Mae IO, Series 2001-4,
  Class SA, 3.53%, 2/17/31 (a)(c)                           209,852       21,359
FHA Weyerhauser, 7.43%, 1/1/24
  (d)(e)                                                     32,666       32,666
Freddie Mac, Series 2988, Class
  AF, 4.54%, 6/15/35 (a)(b)                               1,097,537    1,079,825
Freddie Mac, Series 3212, Class
  BK, 5.40%, 9/15/36                                        900,000      906,490
Freddie Mac IO, Series 1534, Class
  K, 3.15%, 6/15/23 (a)(c)                                  137,022       12,514
Freddie Mac IO, Series 2141, Class
  SD, 3.91%, 4/15/29 (a)(c)                                 111,887       12,157
Freddie Mac IO, Series 2247, Class
  SC, 3.26%, 8/15/30 (a)(c)                                  57,452        5,145
Government National Mortgage
  Association IO, Series 1999-30,
  Class SA, 3.92%, 4/16/29 (a)(c)                            71,753        5,470
Government National Mortgage
  Association IO, Series 1999-30,
  Class S, 4.52%, 8/16/29 (a)(c)                             55,933        5,085
Morgan Stanley Mortgage Loan
  Trust, Series 2006-3AR, Class
  2A3, 5.52%, 3/25/36 (a)                                 1,220,977    1,159,251
Residential Accredit Loans, Inc.,
  Series 2007-QS1, Class 2A8,
  3.68%, 1/25/37 (a)(b)                                   2,007,692    1,964,354
Residential Accredit Loans, Inc.,
  Series 2007-QS2, Class A4,
  6.25%, 1/25/37                                            985,863      992,452
Residential Asset Securitization
  Trust, Series 2003-A15, Class
  1A2, 3.83%, 2/25/34 (a)(b)                              1,526,267    1,500,072
                                                                      ----------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(COST $9,994,967)                                                      9,942,110
                                                                      ----------
COMMERCIAL MORTGAGE BACKED SECURITIES - 18.8%
Banc of America Commercial
  Mortgage, Inc., Series 2006-4,
  Class A4, 5.63%, 7/10/46                                1,540,000    1,545,178
Bear Stearns Commercial Mortgage
  Securities, Inc., Series
  2006-T24, Class A4, 5.43%,
  10/12/41                                                1,100,000    1,096,561
Bear Stearns Commercial Mortgage
  Securities, Inc., Series
  2007-T28, Class AJ, 6.18%,
  9/11/42 (a)                                               620,000      570,502
Citigroup Commercial Mortgage
  Trust, Series 2006-C4, Class
  A3, 5.91%, 3/15/49 (a)                                  1,550,000    1,574,653
Citigroup Commercial Mortgage
  Trust, Series 2006-C5, Class
  A2, 5.38%, 10/15/49                                     1,100,000    1,099,954
Citigroup/Deutsche Bank Commercial
  Mortgage Trust, Series
  2007-CD4, Class A2B, 5.21%,
  12/11/49                                                1,300,000    1,289,946
Commercial Mortgage Pass - Through
  Certificate, Series 2005-FL11,
  Class A1, 4.39%, 11/15/17
  (a)(b)                                                     39,933       38,826
Commercial Mortgage Pass - Through
  Certificate, Series 2006-FL12,
  Class A2, 4.34%, 12/15/20
  (a)(b)                                                  1,510,019    1,471,994
Commercial Mortgage Pass - Through
  Certificate, Series 2005-LP5,
  Class AJ, 5.05%, 5/10/43                                1,550,000    1,365,832
CWCapital Cobalt, Series 2007-C3,
  Class AJ, 6.02%, 5/15/46 (a)                            1,240,000    1,129,767
CWCapital Cobalt, Series 2006-C1,
  Class A2, 5.17%, 8/15/48                                1,232,000    1,222,994
DLJ Mortgage Acceptance Corp., IO,
  Series 1997-CF1, Class S,
  1.17%, 5/15/30 (a)(c)                                      19,593            0
GS Mortgage Securities Corp. II,
  Series 2006-GG8, Class AJ,
  5.62%, 11/10/39                                         1,300,000    1,177,871
GS Mortgage Securities Corp. II,
  Series 2007-GG10, Class AJ,
  5.99%, 8/10/45 (a)                                      1,550,000    1,414,392
GS Mortgage Securities Corp., IO,
  Series 1997-GL, Class X2,
  0.29%, 7/13/30 (a)(c)                                      36,315          570
JP Morgan Chase Commercial
  Mortgage Securities Corp.,
  Series 2007-CB20, Class AJ,
  6.30%, 2/12/51 (a)                                      1,440,000    1,339,311
LB-UBS Commercial Mortgage Trust,
  Series 2007-C6, Class AM,
  6.11%, 7/15/40 (a)                                      1,180,000    1,148,831
Morgan Stanley Capital I, Series
  2006-HQ10, Class A4, 5.33%,
  11/12/41                                                1,000,000      981,523
Morgan Stanley Capital I, Series
  2007-IQ14, Class A2, 5.61%,
  4/15/49                                                 1,380,000    1,384,492

Washington Mutual Commercial
  Mortgage Securities Trust,
  Series 2006-SL1, Class A,
  5.42%, 11/23/43 (a)                                      978,324       934,349
                                                                     -----------

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
(COST $21,503,996)                                                    20,787,546
                                                                     -----------
FOREIGN BONDS - 3.0%
ICELAND - 1.0%
Kaupthing Bank, 4.96%, 1/15/10
  (a)(b)                                                1,250,000      1,154,434
                                                                     -----------
                                                                       1,154,434
                                                                     -----------
SOUTH KOREA - 1.3%
Citibank Korea, Inc., 4.68%,
  6/18/13, Callable 6/18/08 @ 100
  (a)                                                   1,400,000      1,405,477
                                                                     -----------
                                                                       1,405,477
                                                                     -----------
UNITED KINGDOM - 0.7%
Barclays Bank plc, 5.93%, 12/31/49                        850,000        791,160
                                                                     -----------
                                                                         791,160
                                                                     -----------

TOTAL FOREIGN BONDS
(COST $3,502,686)                                                      3,351,071
                                                                     -----------
INVESTMENT COMPANY - 2.7%
Northern Institutional Diversified
  Asset Portfolio, Shares class, 3.50%  (f)             2,954,610      2,954,610
                                                                     -----------

TOTAL INVESTMENT COMPANY
(COST $2,954,611)                                                      2,954,610
                                                                     -----------

TOTAL INVESTMENTS (COST $128,309,622) -- 114.8%                      126,989,378
                                                                     ===========


           Percentages indicated are based on net assets of $110,655,762.
(a)        Variable rate security.  The interest rates on these
           securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on January 31, 2008. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.
(b)        Security held as collateral for to be announced securities.
(c)        Interest-Only represents securities that entitle holders to receive only interest payments on the underlying mortgages.
           The yield to maturity of an Interest-Only is extremely
           sensitive to the rate of principal payments on the
           underlying mortgage assets.  A rapid (slow) rate of
           principal repayments may have an adverse (positive) effect on yield to maturity.  Interest rate adjusts periodically
           based on the pay off of the underlying mortgage.  The
           interest rate presented represents the rates in effect on
           January 31, 2008.  The principal amount shown is the
           notional amount of the underlying mortgages.
(d) Rule 144a, section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Adviser, using Board approved procedures, has deemed these securities to be illiquid. Represents 0.03% of net assets.
(e) Security was fair valued as of January 31, 2008. Represents 0.03% of net assets.
(f) The rates presented represent the annualized one day yield that was in effect on January 31, 2008.
CLO        Collateralized Loan Obligation
FHA        Federal Housing Administration
IO         Interest-Only security.  Represents 0.09% of net assets.
LLC        Limited Liability Co.
PLC        Public Limited Co.
TBA        Security was traded on a "to be announced" basis.
           Represents 16.76% of net assets.



See notes to schedules of portfolio investments.

HSBC INVESTOR INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2008
(UNAUDITED)


                                                           SHARES      VALUE($)
                                                          ---------   ----------
COMMON STOCKS - 98.9%
AUSTRALIA - 2.1%
Macquarie Airports                                          579,924    2,043,837
National Australia Bank Ltd.                                112,465    3,549,836
Zinifex Ltd.                                                235,900    2,232,716
                                                                      ----------
                                                                       7,826,389
                                                                      ----------
AUSTRIA - 0.9%
Voestalpine AG                                               51,400    3,169,177
                                                                      ----------
BELGIUM - 1.1%
Fortis                                                      176,832    3,954,667
                                                                      ----------
BRAZIL - 2.0%
Banco Do Brasil SA                                           60,000      998,294
Gerdau SA ADR                                                39,150    1,015,942
Petroleo Brasileiro SA ADR                                   20,700    1,931,517
Unibanco ADR                                                  8,100    1,059,480
Usinas Siderurgicas de Minas
  Gerais SA                                                  45,300    2,125,853
                                                                      ----------
                                                                       7,131,086
                                                                      ----------
CANADA - 3.2%
Canadian Imperial Bank of
  Commerce                                                   21,000    1,532,427
Gerdau Ameristeel Corp.                                     161,000    1,996,862
HudBay Minerals, Inc.                                        40,600      747,043
Inmet Mining Corp.                                           11,300      830,558
Petro-Canada                                                 44,600    2,027,394
Royal Bank of Canada                                         45,400    2,290,805
Teck Cominco Ltd., B Shares                                  64,600    2,109,571
                                                                      ----------
                                                                      11,534,660
                                                                      ----------
CHINA - 0.4%
China Petroleum & Chemical
  Corp.                                                     592,000      621,364
China Telecom Corp., Ltd.                                 1,264,000      884,540
                                                                      ----------
                                                                       1,505,904
                                                                      ----------
FINLAND - 2.2%
Nokia Oyj                                                   129,400    4,764,184
Stora Enso Oyj, R Shares                                    236,600    3,289,171
                                                                      ----------
                                                                       8,053,355
                                                                      ----------
FRANCE - 11.7%
Air France-KLM                                               28,700      800,563
BNP Paribas SA                                               64,580    6,405,115
Compagnie Generale des
  Establissements Michelin, B
  Shares                                                     39,700    3,830,837
Credit Agricole SA                                          142,779    4,393,200
France Telecom SA                                           107,200    3,780,214
Lagardere S.C.A.                                             34,800    2,556,394
Renault SA                                                   51,500    5,877,251
Sanofi-Aventis                                               68,900    5,617,912
Societe Generale                                             35,385    4,444,207
Total SA                                                     72,900    5,304,843
                                                                      ----------
                                                                      43,010,536
                                                                      ----------
GERMANY - 12.5%
Allianz SE                                                   39,800    7,136,653
BASF AG                                                      63,600    8,314,513
Deutsche Bank AG                                             43,200    4,883,801
Deutsche Lufthansa AG                                       162,600    3,905,118
Deutsche Telekom AG                                         220,300    4,518,538
E.ON AG                                                      38,500    7,125,805
Muenchener
  Rueckversicherungs-Gesellsch
  AG aft                                                     27,700    5,002,112
RWE AG                                                       41,300    5,096,817
                                                                      ----------
                                                                      45,983,357
                                                                      ----------
HONG KONG - 0.4%
China Netcom Group Corp.,
  Ltd.                                                      462,000    1,419,510
                                                                      ----------
INDIA - 0.5%
State Bank of India GDR                                      17,600    1,980,000
                                                                      ----------
ITALY - 3.5%
Buzzi Unicem SpA                                             85,600    2,025,236
ENI SpA                                                     189,900    6,139,123
Fondiaria-SAI SpA                                            60,800    2,505,367
Fondiaria-SAI SpA-RNC                                        18,700      525,886
Italcementi SpA                                              83,800    1,669,100
                                                                      ----------
                                                                      12,864,712
                                                                      ----------
JAPAN - 23.3%
Alps Electric Co., Ltd.                                      55,000      632,357
Canon, Inc.                                                  32,250    1,367,369
EDION Corp.                                                  67,800      767,135
FUJITSU Ltd.                                                573,000    3,744,690
Hitachi Ltd.                                                170,000    1,271,043
Honda Motor Co., Ltd.                                        99,000    3,061,881
Isuzu Motors Ltd.                                           570,000    2,443,416
JFE Holdings, Inc.                                          101,600    4,740,281
Kyushu Electric Power Co.,
  Inc.                                                      101,300    2,562,466
Mitsubishi Chemical Holdings
  Corp.                                                     303,000    2,206,099
Mitsubishi Corp.                                            129,000    3,418,879
Mitsubishi UFJ Financial
  Group, Inc.                                               645,000    6,393,796
Mitsui & Co., Ltd.                                          209,000    4,258,315
Mitsui Chemicals, Inc.                                      417,000    2,790,936
Mitsui O.S.K. Lines Ltd.                                    327,000    4,014,847
NAMCO BANDAI  Holdings, Inc.                                123,800    1,738,560
Nippon Mining Holdings, Inc.                                360,000    2,133,959
Nippon Steel Corp.                                          329,000    2,000,263
Nippon Telegraph & Telephone
  Corp.                                                         881    4,193,372
Nippon Yusen Kabushiki Kaisha                               152,000    1,244,974
Nissan Motor Co., Ltd.                                      534,700    4,994,769
ORIX Corp.                                                   21,300    3,678,755
Sharp Corp.                                                 261,000    4,546,885
Sony Corp.                                                   12,510      591,067
Sumitomo Mitsui Financial
  Group, Inc.                                                   731    5,867,588
The Tokyo Electric Power Co.,
  Inc.                                                      165,200    4,285,246
Toshiba Corp.                                               543,000    3,711,238
Toyota Motor Corp.                                           56,700    3,070,231
                                                                      ----------
                                                                      85,730,417
                                                                      ----------
LUXEMBOURG - 1.5%
ArcelorMittal                                                85,252    5,656,799
                                                                      ----------
NETHERLANDS - 3.6%
Corporate Express NV                                        107,400      623,112
ING Groep NV                                                216,068    7,038,981
Koninklijke Ahold NV (a)                                    266,720    3,494,837

Wolters Kluwer NV                                           70,200     2,011,983
                                                                     -----------
                                                                      13,168,913
                                                                     -----------
NORWAY - 1.0%
StatoilHydro ASA                                           132,400     3,487,826
                                                                     -----------
SINGAPORE - 0.3%
Neptune Orient Lines Ltd.                                  427,000       991,530
                                                                     -----------
SOUTH AFRICA - 0.5%
Sanlam Ltd.                                                554,040     1,463,060
Standard Bank Group Ltd.                                    34,900       427,730
                                                                     -----------
                                                                       1,890,790
                                                                     -----------
SOUTH KOREA - 1.7%
Honam Petrochemical Corp. (a)                                8,100       765,621
Hynix Semiconductor, Inc. (a)                               24,700       691,776
Hyundai Motors Co., Ltd.,
  Second Preferred                                          15,950       536,207
Industrial Bank of Korea GDR
  (a)                                                       88,300     1,589,400
Kookmin Bank ADR (a)                                        14,600       970,900
POSCO ADR                                                   11,400     1,545,384
                                                                     -----------
                                                                       6,099,288
                                                                     -----------
SPAIN - 1.0%
Repsol YPF SA                                              118,600     3,792,564
                                                                     -----------
SWEDEN - 1.4%
Electrolux AB, B Shares                                    118,500     1,864,612
Svenska Cellusoa AB (SCA), B
  Shares                                                   134,400     2,160,778
Volvo AB, B Shares                                          86,500     1,171,281
                                                                     -----------
                                                                       5,196,671
                                                                     -----------
SWITZERLAND - 1.6%
Credit Suisse Group                                         81,100     4,618,910
Novartis AG                                                 24,830     1,258,319
                                                                     -----------
                                                                       5,877,229
                                                                     -----------
TAIWAN - 1.0%
China Steel Corp. GDR                                       38,878     1,098,303
Gigabyte Technology Co., Ltd.                               11,112         6,063
Siliconware Precision
  Industries Co.                                           707,691     1,105,795
Taiwan Semiconductor
  Manufacturing Co., Ltd.                                  508,398       952,899
United Microelectronics Corp.                            1,094,551       590,646
                                                                     -----------
                                                                       3,753,706
                                                                     -----------
THAILAND - 0.3%
PTT Public Co., Ltd.                                       121,400     1,217,132
                                                                     -----------
UNITED KINGDOM - 21.2%
Associated British Foods plc                               199,300     3,456,155
AstraZeneca plc                                             44,900     1,885,430
Aviva plc                                                  352,191     4,417,862
BAE Systems plc                                            485,500     4,522,213
Barclays plc                                               457,700     4,320,008
BP plc                                                     125,000     1,332,090
British American Tobacco plc                               111,100     3,979,413
British Energy Group plc                                   277,000     2,880,246
GlaxoSmithKline plc                                        259,600     6,151,902
HBOS plc                                                   373,041     5,197,350
Home Retail Group plc                                      358,100     2,029,408
ITV plc                                                    879,270     1,268,025
Kazakhmys plc                                              143,300     3,493,100
Punch Taverns plc                                           91,000     1,274,319
Royal & Sun Alliance
  Insurance Group plc                                      776,127     2,105,053
Royal Bank of Scotland Group
  plc                                                      635,724     4,900,518
Royal Dutch Shell plc, B
  Shares                                                    45,973     1,597,413
Royal Dutch Shell plc, A
  Shares                                                   232,387     8,310,491
Taylor Wimpey plc                                          468,220     1,692,746
Vodafone Group plc                                       2,624,658     9,180,636
Xstrata plc                                                 51,700     3,980,059
                                                                     -----------
                                                                      77,974,437
                                                                     -----------

TOTAL COMMON STOCKS
(COST $325,721,680)                                                  363,270,655
                                                                     -----------
INVESTMENT COMPANY - 0.4%
Northern Institutional
  Diversified Asset
  Portfolio, Shares class, 3.50%, (b)                    1,597,008     1,597,008
                                                                     -----------

TOTAL INVESTMENT COMPANY
(COST $1,597,008)                                                      1,597,008
                                                                     -----------
TOTAL INVESTMENTS (COST $327,318,688) -- 99.3%                       364,867,663
                                                                     ===========

-------------
         Percentages indicated are based on net assets of $367,327,183.
(a)      Represents non-income producing security.
(b) The rates presented represent the annualized one day yield that was in effect on January 31, 2008.
ADR      American Depositary Receipt
GDR      Global Depositary Receipt
PLC      Public Limited Co.



See notes to schedules of portfolio investments.

SCHEDULE PORTFOLIO INVESTMENTS - JANUARY 31, 2008

INDUSTRY                                                   PERCENT OF NET ASSETS
--------                                                   ---------------------
Aerospace & Defense                                                   1.2%
Automotive                                                            8.5%
Banking & Financial Services                                         20.2%
Broadcasting                                                          0.3%
Building & Construction                                               2.1%
Cash & Cash Equivalents                                               0.4%
Chemicals                                                             3.8%
Computer Related                                                      0.0%
Distribution/Wholesale                                                0.2%
Drugs - Medical                                                       4.1%
Electrical                                                            7.6%
Electronic Components & Semiconductors                                3.3%
Food & Beverage                                                       0.9%
Import/Export                                                         1.2%
Insurance                                                             6.3%
Manufacturing                                                         3.8%
Metals & Mining                                                       8.5%
Oil & Gas                                                            10.3%
Paper & Related Products                                              0.9%
Publishing                                                            1.2%
Retail                                                                2.1%
Telecommunications                                                    7.8%
Tobacco                                                               1.1%
Transportation Services                                               3.5%
                                                                ---------
Total Investments                                                    99.3%

HSBC INVESTOR OPPORTUNITY PORTFOLIO
SCHEDULE OF PORTFOLIO INVESTMENTS
JANUARY 31, 2008
(UNAUDITED)


                                                          SHARES       VALUE($)
                                                         ---------   -----------
COMMON STOCKS - 99.1%
AEROSPACE & DEFENSE - 2.3%
Empresa Brasileira de Aeronautica
  S.A. (Embraer) ADR                                        57,100     2,478,140
Esterline Technologies Corp. (a)                            38,900     1,812,351
                                                                     -----------
                                                                       4,290,491
                                                                     -----------
BIOTECHNOLOGY - 1.8%
Invitrogen Corp. (a)                                        39,600     3,392,532
                                                                     -----------
                                                                       3,392,532
                                                                     -----------
COMPUTER SOFTWARE - 10.9%
ACI Worldwide, Inc. (a)                                    158,100     2,355,690
BMC Software, Inc. (a)                                     113,500     3,636,540
Brocade Communications Systems,
  Inc. (a)                                                 390,100     2,687,789
F5 Networks, Inc. (a)                                      139,800     3,289,494
Nuance Communications, Inc. (a)                            251,500     3,996,335
Red Hat, Inc. (a)                                          136,400     2,547,952
Satyam Computer Services Ltd. ADR                           70,900     1,726,415
                                                                     -----------
                                                                      20,240,215
                                                                     -----------
CONSUMER PRODUCTS - 4.9%
Church & Dwight Co., Inc.                                   74,700     3,975,534
Crown Holdings, Inc. (a)                                    94,100     2,307,332
Jarden Corp. (a)                                           112,800     2,824,512
                                                                     -----------
                                                                       9,107,378
                                                                     -----------
DIVERSIFIED MANUFACTURING OPERATIONS - 4.1%
Actuant Corp., Class A                                     132,900     3,632,157
AMETEK, Inc.                                                89,900     3,959,196
                                                                     -----------
                                                                       7,591,353
                                                                     -----------
EDUCATION - 2.0%
Corinthian Colleges, Inc. (a)                              117,829       995,655
DeVry, Inc.                                                 50,300     2,776,057
                                                                     -----------
                                                                       3,771,712
                                                                     -----------
ELECTRONIC COMPONENTS & SEMICONDUCTORS - 3.9%
Atmel Corp. (a)                                            332,200     1,049,752
ATMI, Inc. (a)                                              61,000     1,604,300
Silicon Laboratories, Inc. (a)                              72,400     2,261,776
Thomas & Betts Corp. (a)                                    50,300     2,276,075
                                                                     -----------
                                                                       7,191,903
                                                                     -----------
FINANCIAL SERVICES - 4.3%
Affiliated Managers Group, Inc. (a)                         36,600     3,598,146
MF Global Ltd. (a)                                         147,100     4,420,355
                                                                     -----------
                                                                       8,018,501
                                                                     -----------
HEALTH CARE - 12.4%
Gen-Probe, Inc. (a)                                         67,800     3,874,770
Pediatrix Medical Group, Inc. (a)                           51,100     3,479,399
ResMed, Inc. (a)                                            75,400     3,512,132
Respironics, Inc. (a)                                      115,800     7,586,058
Ventana Medical Systems, Inc. (a)                           39,600     3,526,380
Volcano Corp. (a)                                           97,500     1,067,625
                                                                     -----------
                                                                      23,046,364
                                                                     -----------
INDUSTRIAL MANUFACTURING - 8.3%
Gardner Denver, Inc. (a)                                    93,700     3,039,628
IDEX Corp.                                                 121,200     3,785,076
Manitowoc Co., Inc.                                         90,300     3,442,236
Oshkosh Corp.                                               43,400     1,985,984
WESCO International, Inc. (a)                               74,700     3,155,328
                                                                     -----------
                                                                      15,408,252
                                                                     -----------
MEDIA - 3.2%
DreamWorks Animation SKG, Inc. (a)                          89,900     2,198,055
Meredith Corp.                                              82,300     3,867,277
                                                                     -----------
                                                                       6,065,332
                                                                     -----------
OIL & GAS - 16.9%
Chesapeake Energy Corp.                                     86,900     3,235,287
Consol Energy, Inc.                                         64,000     4,672,000
Denbury Resources, Inc. (a)                                169,200     4,280,760
Exterran Holdings, Inc. (a)                                 37,300     2,433,452
Grant Prideco, Inc. (a)                                    102,100     5,082,538
Massey Energy Co.                                          112,000     4,164,160
Range Resources Corp.                                       70,900     3,702,398
Smith International, Inc.                                   71,600     3,881,436
                                                                     -----------
                                                                      31,452,031
                                                                     -----------
PHARMACEUTICALS - 13.3%
Alexion Pharmaceuticals, Inc. (a)                           54,650     3,569,738
Elan Corp. plc ADR (a)                                     397,800    10,108,098
OSI Pharmaceuticals, Inc. (a)                              129,500     5,164,460
Pharmion Corp. (a)                                          78,500     5,412,575
Santarus, Inc. (a)                                         244,600       545,458
                                                                     -----------
                                                                      24,800,329
                                                                     -----------
RETAIL - 5.6%
Dick's Sporting Goods, Inc. (a)                             68,600     2,232,930
PetSmart, Inc.                                             141,700     3,240,679
Rite Aid Corp. (a)                                         501,300     1,483,848
Urban Outfitters, Inc. (a)                                 122,700     3,558,300
                                                                     -----------
                                                                      10,515,757
                                                                     -----------
TELECOMMUNICATIONS - 3.8%
Comverse Technology, Inc. (a)                               99,800     1,631,730
NeuStar, Inc. (a)                                           83,800     2,489,698
Polycom, Inc. (a)                                          120,400     3,040,100
                                                                     -----------
                                                                       7,161,528
                                                                     -----------
TRANSPORTATION - 1.4%
Aircastle Ltd.                                             110,500     2,716,090
                                                                     -----------
                                                                       2,716,090
                                                                     -----------

TOTAL COMMON STOCKS
(COST $170,713,684)                                                  184,769,768
                                                                     -----------
INVESTMENT COMPANY - 1.9%
Northern Institutional Government
  Select Portfolio, Shares class, 3.30%, (b)             3,496,789     3,496,789
                                                                     -----------

TOTAL INVESTMENT COMPANY
(COST $3,496,789)                                                      3,496,789
                                                                     -----------
TOTAL INVESTMENTS (COST $174,210,473) -- 101.0%                      188,266,557
                                                                     ===========

-------------
        Percentages indicated are based on net assets of $186,396,426.
(a)     Represents non-income producing security.
(b) The rates presented represent the annualized one day yield that was in effect on January 31, 2008.
ADR     American Depositary Receipt
PLC     Public Limited Co.


See notes to schedules of portfolio investments.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS (UNAUDITED)         JANUARY 31, 2008

      1. ORGANIZATION:

The HSBC Advisor Funds Trust (the "Advisor Trust"), a Massachusetts business trust organized on April 5, 1996, is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Advisor Trust is compromised of three separate operational funds, each a diversified series of the HSBC Investor Family of Funds. The Advisor Trust contains the following funds (individually a "Feeder Fund", collectively the "Feeder Funds"):

      FUND                                               SHORT NAME
      HSBC Investor Core Plus Fixed Income Fund          Core Plus Fixed Income Fund
      HSBC Investor International Equity Fund            International Equity Fund
      HSBC Investor Opportunity Fund                     Opportunity Fund

The HSBC Investor Portfolios (the "Portfolio Trust") is an open-end management investment company organized as a master trust fund under the laws of the State of New York on November 1, 1994. The Portfolios operate as master funds in master-feeder arrangements. The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in the Portfolios. The Portfolio Trust contains the following funds (individually a "Portfolio", collectively the "Portfolios"):

      PORTFOLIO                                          SHORT NAME
      HSBC Investor Core Plus Fixed Income Portfolio     Core Plus Fixed Income Portfolio
      HSBC Investor International Equity Portfolio       International Equity Portfolio
      HSBC Investor Opportunity Portfolio                Opportunity Portfolio

The Core Plus Fixed Income Fund, the International Equity Fund, and the Opportunity Fund utilize the master-feeder fund structure and seek to achieve their investment objectives by investing all of their investable assets in their Respective Portfolios (as defined below).

                                                                           PROPORTIONATE
                                                                            INTEREST ON
FEEDER FUND                     RESPECTIVE PORTFOLIO                      JANUARY 31, 2008
-----------                     --------------------                      ----------------
Core Plus Fixed Income Fund     Core Plus Fixed Income Portfolio                67.1%
International Equity Fund       International Equity Portfolio                  83.7%
Opportunity Fund                Opportunity Portfolio                           77.6%

The Portfolios are diversified series of the Portfolio Trust and, like each Feeder Fund, are open-end management investment companies. The Portfolios' Schedules of Portfolio Investments ("Schedules") should be read in conjunction with the Schedules of the Feeder Funds.

Under the Feeder Funds and Portfolios organizational documents, the Feeder Funds and Portfolios' officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Feeder Funds and Portfolios. In addition, in the normal course of business, the Feeder Funds and Portfolios enter into contracts with their service providers, which also provide for indemnifications by the Feeder Funds and Portfolios. The Feeder Funds and Portfolios maximum exposure under these arrangements is unknown as this would involve any future claims that may be made against the Feeder Funds and Portfolios. However, based on experience, the Feeder Funds and Portfolios expect that risk of loss to be remote.

      2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Feeder Funds and Portfolios in the preparation of their Schedules. The policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of the Schedules requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from these estimates.

SECURITIES VALUATION:

A. FEEDER FUNDS

The Feeder Funds record their investments in their respective Portfolios at fair value. Securities of the Portfolios are recorded at fair value as more fully discussed in the following note.

B. PORTFOLIOS

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Portfolios' Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and the use of matrix techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Securities or other assets for which market quotations are not readily available, or are deemed unreliable due to a significant event or otherwise, are valued by or at the direction of the Portfolios' Board of Trustees. Examples of potentially significant events that could affect the value of an individual security include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters and litigation. Examples of potentially significant events that could affect multiple securities held by a Portfolio include governmental actions, natural disasters and armed conflicts. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolios' net assets are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Board of Trustees. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, the International Equity Portfolio may use a systematic valuation model provided by an independent third party to value its foreign securities, rather than local market closing prices. When the International Equity Portfolio uses such a valuation model, the value assigned to the International Equity Portfolio's foreign securities may not be the quoted or published prices of the investment on their primary markets or exchanges.

INVESTMENT TRANSACTIONS:

A. FEEDER FUNDS

The Feeder Funds record daily their pro-rata share of income, expenses, changes in unrealized appreciation and depreciation and realized and unrealized gains and losses derived from their respective Portfolios.

B. PORTFOLIOS

Investment transactions are accounted for no later than one business day following trade date. For financial reporting purposes, changes in holdings are accounted for on trade date on the last business day of the reporting period.

FOREIGN CURRENCY TRANSLATION:

The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS:

The Portfolios may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolios could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency.

FUTURES CONTRACTS:

Each Portfolio may invest in futures contracts for the purpose of hedging their existing portfolio securities or securities it intends to purchase against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. The Portfolio recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

MORTGAGE DOLLAR ROLL TRANSACTIONS:

The Core Plus Fixed Income Portfolio may engage in dollar roll transactions with respect to mortgage securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. In a dollar roll transaction, the Portfolio sells a mortgage-backed security and simultaneously agrees to repurchase a similar security on a specified future date at an agreed upon price. During the roll period, the Portfolio will not be entitled to receive any interest or principal paid on the securities sold. The Portfolio is compensated for the lost interest on the securities sold by the difference between the sales price and the lower price for the future repurchase as well as by the interest earned on the reinvestment of the sales proceeds. The Portfolio may also be compensated by receipt of a commitment fee.

RESTRICTED AND ILLIQUID SECURITIES:

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the "1933 Act") or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by the investment adviser based on procedures established by the Board of Trustees. Therefore, not all restricted securities are considered illiquid. At January 31, 2008, the HSBC Core Plus Fixed Income Portfolio held restricted securities that were illiquid, representing 0.03% of net assets, as follows:.

                                   ACQUISITION   ACQUISITION   PRINCIPAL
       SECURITY NAME                  DATE        COST ($)     AMOUNT ($)   VALUE ($)
--------------------------------   -----------   -----------   ----------   ---------
FHA Weyerhauser, 7.43%, 1/1/24      3/28/2002         32,060       32,666      32,666

REPURCHASE AGREEMENTS:

The Portfolios may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a "primary dealer" (as designated by the Federal Reserve Bank of New York) in U.S.

Government obligations. The repurchase price generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a fair value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Portfolios' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. There is a potential for loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Portfolio seeks to assert its rights.

FEDERAL INCOME TAX INFORMATION:

At January 31, 2008, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

                                                                                                   NET UNREALIZED
                                                              TAX UNREALIZED     TAX UNREALIZED     APPRECIATION
FUND NAME                                     TAX COST         APPRECIATION       DEPRECIATION     (DEPRECIATION)
--------------------------------------- -----------------  ------------------ ------------------ ----------------
Core Plus Fixed Income Portfolio            $128,378,067     $    1,602,252   $    (2,990,941)   $     (1,388,689)
International Equity Portfolio               327,606,191         62,659,700       (25,398,228)         37,261,472
Opportunity Portfolio                        174,713,518         28,160,868       (14,607,829)         13,553,039

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) HSBC ADVISOR FUNDS TRUST
             ------------------------


By (Signature and Title)*  /s/ Richard A. Fabietti
                         ----------------------------------------------------
                               Richard A. Fabietti, President

Date      March 25, 2008
    -------------------------------------------------------------------------


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*  /s/ Richard A. Fabietti
                         ----------------------------------------------------
                               Richard A. Fabietti, President

Date      March 25, 2008
    -------------------------------------------------------------------------



By (Signature and Title)*  /s/ Troy A. Sheets
                         ----------------------------------------------------
                               Troy A. Sheets, Treasurer

Date      March 25, 2008
    -------------------------------------------------------------


* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.